Inventory (Tables)	12 Months Ended
Dec. 31, 2024
Inventory [Abstract]
Schedule of Reconciliation of the Company’s Biological Assets

Set out below is a reconciliation of the Company’s biological assets as at December 31, 2024 and 2023:

For the years ended December 31,	2024	2023
Balance, beginning of the year	$—	$809,180
Loss on change in fair value of biological assets	—	(822,942)
Movement in exchange rate	—	13,762
Balance, end of the year	$—	$—